Warrants (Tables)	12 Months Ended
Mar. 31, 2025
Warrants [Abstract]
Schedule of Private Warrants are Accounted for as Liabilities	The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.
As of March 31, 2025(US$)
Fair value of the underlying asset as of the Valuation Date(per 0.1 share)	$0.245
Strike price	$11.5
Life to expiration (Years.)	3.0
Volatility	153.8%
Number of steps	100
Redemption price (per 0.1 share)	$0.1

Schedule of the Warrant Liabilities	The table below reflects the movement of warrant liabilities for the year ended March 31, 2025:
	April 1, 2024	Change in fair value	Foreign currency translation	March 31, 2025	March 31, 2025
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	4,548,004	(1,149,792)	46,630	3,444,842	$479,903
Total	4,548,004	(1,149,792)	46,630	3,444,842	$479,903